LORD ABBETT INVESTMENT TRUST
Lord Abbett Balanced Strategy Fund
Lord Abbett Diversified Equity Strategy Fund
Lord Abbett Diversified Income Strategy Fund
Lord Abbett Growth & Income Strategy Fund

Supplement dated February 2, 2012 to the
Prospectus dated September 26, 2011

The following replaces “Appendix A: Underlying Funds of the Strategic Allocation Funds” on pages A-1 through A-7 of the prospectus in its entirety:

APPENDIX A: UNDERLYING FUNDS OF THE STRATEGIC ALLOCATION FUNDS

The underlying funds have their own investment objectives and policies. These funds currently consist of:

•	Lord Abbett Affiliated Fund (“Affiliated Fund”)

•	Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”)

•	Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”)

•	Lord Abbett Capital Structure Fund (“Capital Structure Fund”)

•	Lord Abbett Classic Stock Fund (“Classic Stock Fund”)

•	Lord Abbett Convertible Fund (“Convertible Fund”)

•	Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”)

•	Lord Abbett Developing Growth Fund (“Developing Growth Fund”)

•	Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”) (formerly Lord Abbett Developing Local Markets Fund)

•	Lord Abbett Floating Rate Fund (“Floating Rate Fund”)

•	Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”)

•	Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”)

•	Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”)

•	Lord Abbett High Yield Fund (“High Yield Fund”)

•	Lord Abbett Income Fund (“Income Fund”)

•	Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)

•	Lord Abbett International Core Equity Fund (“International Core Equity Fund”)

•	Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”)

•	Lord Abbett International Opportunities Fund (“International Opportunities Fund”)

•	Lord Abbett Mid Cap Value Fund (“Mid Cap Value Fund”)

•	Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)

•	Lord Abbett Stock Appreciation Fund (“Stock Appreciation Fund”)

•	Lord Abbett Total Return Fund (“Total Return Fund”)

•	Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”)

The table below sets forth for each Strategic Allocation Fund (1) the range of the percentage of the Fund’s net assets that Lord Abbett normally expects to be allocated to underlying funds that primarily invest in equity securities and fixed income securities and (2) the maximum percentage of each Strategic Allocation Fund’s net assets that Lord Abbett normally expects to be allocated to underlying funds that primarily invest in international securities (“Asset Allocation”). The Asset Allocation percentages in the table below apply at the time of an investment in an underlying fund. Due to market fluctuations and other factors, the Strategic Allocation Funds’ actual allocations to the underlying funds may differ from the Asset Allocations. Although Lord Abbett reallocates each Strategic Allocation Fund’s assets among the underlying funds from time to time, it is not required to do so if market fluctuations cause the Fund’s actual allocations to the underlying funds to deviate from the Asset Allocations. Each Strategic Allocation Fund may change the percent of its assets invested in any particular underlying fund without advance notice to shareholders. For purposes of the Asset Allocations, each Strategic Allocation Fund’s net assets do not include cash or cash equivalent transactions.

Balanced Strategy Fund Underlying Funds By Category	Asset Allocation
Equity	40% - 60%
Fixed Income	40% - 60%
International	25% maximum

Diversified Equity Strategy Fund Underlying Funds By Category	Asset Allocation
Equity	100%
Fixed Income	0%
International	25% maximum

Diversified Income Strategy Fund Underlying Funds By Category	Asset Allocation
Equity	15% - 25%
Fixed Income	75% - 85%
International	25% maximum

Growth & Income Strategy Fund Underlying Funds By Category	Asset Allocation
Equity	60% - 80%
Fixed Income	20% - 40%
International	25% maximum

Each Strategic Allocation Fund may invest in the separate underlying funds shown below, each with its own investment objective and policies. The table below sets forth the underlying funds (denoted by an “X”) in which each Strategic Allocation Fund may invest. Each Strategic Allocation Fund may change the amounts allocated to any or all of the underlying funds in which it may invest at any time without prior notice or shareholder approval.

	Balanced Strategy Fund	Diversified Equity Strategy Fund	Diversified Income Strategy Fund	Growth & Income Strategy Fund
U.S. Equity Funds
Affiliated Fund	X	X	X	X
Calibrated Large Cap Value Fund	X	X	X	X
Calibrated Mid Cap Value Fund	X	X	X	X
Classic Stock Fund	X	X	X	X
Developing Growth Fund		X		X
Fundamental Equity Fund	X	X	X	X
Growth Leaders Fund	X	X	X	X
Growth Opportunities Fund	X	X	X	X
Mid Cap Value Fund	X	X	X	X
Stock Appreciation Fund	X	X	X	X
Value Opportunities Fund		X		X
International Equity Funds
International Core Equity Fund	X	X	X	X
International Dividend Income Fund	X	X	X	X
International Opportunities Fund		X		X
International Fixed Income Fund
Emerging Markets Currency Fund	X		X	X
U.S. Equity/Fixed Income Fund
Capital Structure Fund	X		X	X
U.S. Fixed Income Funds
Convertible Fund	X		X	X
Core Fixed Income Fund	X		X	X
Floating Rate Fund	X		X	X
High Yield Fund	X		X	X
Income Fund	X		X	X
Inflation Focused Fund	X		X	X
Short Duration Income Fund	X		X	X
Total Return Fund	X		X	X

The following is a concise description of the investment objectives and practices of each underlying fund in which the Strategic Allocation Funds may invest. No offer is made in this prospectus of the shares of the underlying funds. More information about each underlying fund is available in its prospectus. To obtain a prospectus for an underlying fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our website at www.lordabbett.com.

Affiliated Fund

Seeks long-term growth and current income by investing in U.S. and multinational large cap value companies. Focuses on undervalued large companies that have attractive growth prospects, many of which also pay dividends so as to provide current income.

Calibrated Large Cap Value Fund

Seeks total return by investing principally in large, established U.S. and foreign companies. Uses fundamental research and quantitative analysis to focus on undervalued large companies that have the potential for capital appreciation.

Calibrated Mid Cap Value Fund

Seeks total return by investing principally in mid-sized U.S. and foreign companies. Uses fundamental research and quantitative analysis to focus on undervalued mid-sized companies that have the potential for capital appreciation.

Capital Structure Fund

Seeks long-term growth and current income by investing in U.S. and select international mid and large cap companies along with investment grade, high yield, and convertible bonds.

Classic Stock Fund

Seeks to provide long-term growth of capital and current income by investing in the common stocks of established, large, seasoned, U.S. and multinational companies.

Convertible Fund

Seeks current income and the opportunity for capital appreciation to produce a high total return by investing in convertible securities that are believed to be undervalued.

Core Fixed Income Fund

Seeks current income generation and the opportunity for capital appreciation by investing in U.S. investment grade corporate, government, and mortgage-and asset-backed securities.

Developing Growth Fund

Seeks long-term growth by investing in U.S. small cap growth stocks. Focuses on well-run small companies that have above-average earnings growth and are gaining market share in their respective industries.

Emerging Markets Currency Fund

Seeks high total return by investing in forward currency contracts and corporate and government bonds of issuers located in developing markets. Focuses on the developing markets of Asia, Africa, the Middle East, Latin America, and Europe.

Floating Rate Fund

Seeks a high level of current income by investing in a variety of below investment grade loans. Emphasizes senior floating rate loans, with limited exposure to secured and unsecured subordinated loans, second-lien loans, and subordinated bridge loans.

Fundamental Equity Fund

Seeks long-term growth of capital by investing in the common stocks of a wide range of U.S. and multinational companies that are believed to be undervalued. Maintains the majority of its investments in the stocks of large cap companies.

Growth Leaders Fund

Seeks capital appreciation by investing in equity securities of U.S. and foreign companies demonstrating above-average, long-term growth potential in all market capitalization ranges.

Growth Opportunities Fund

Seeks long-term growth by investing in U.S. mid cap growth companies. Focuses on mid-sized companies with above-average earnings growth that are gaining market share.

High Yield Fund

Seeks current income generation and the opportunity for capital appreciation by investing in high yield corporate bonds. Aims to capitalize on the substantial yield advantage that lower-rated corporate debt securities potentially provide.

Income Fund

Seeks a high level of income by investing in a wide range of fixed income securities with an emphasis on high quality securities. Emphasizes investment grade corporate bonds, U.S. government securities, and mortgage- and asset-backed securities, with select exposure to high yield and emerging market debt securities and currencies.

Inflation Focused Fund

Seeks to provide investment returns that exceed the rate of inflation in the U.S. economy by investing in inflation-linked derivatives and inflation-indexed fixed income securities. Also seeks current income.

International Core Equity Fund

Seeks long-term capital appreciation by investing in foreign companies that are believed to be undervalued. Uses fundamental research and global sector research to identify potential investment opportunities.

International Dividend Income Fund

Seeks long-term capital growth and current income by investing in international stocks with high yields, sustainable dividends, and below-average valuations.

International Opportunities Fund

Seeks a high level of total return by investing in small to medium sized foreign companies with improving fundamentals. Uses fundamental research and global sector research to identify potential investment opportunities.

Mid Cap Value Fund

Seeks long-term growth by investing in U.S. mid cap value stocks. Focuses on undervalued mid-sized companies with strong fundamentals and proven operating histories.

Short Duration Income Fund

Seeks a high level of current income consistent with preservation of capital, with potentially less interest rate sensitivity and volatility than funds that invest in longer duration bonds. Focuses on a variety of short duration investment grade debt securities, U.S. government securities, and mortgage-and other asset-backed debt securities, with limited exposure to high yield bonds, non-U.S. debt securities, and senior loans.

Stock Appreciation Fund

Seeks long-term growth by investing in U.S. large cap growth stocks. Focuses on large companies that demonstrate a clear and understandable business strategy, a history of recurring revenues, and substantial earnings growth.

Total Return Fund

Seeks current income generation and the opportunity for capital appreciation by investing in a wide range of fixed income securities with an emphasis on high quality securities. Focuses on U.S. investment grade corporate, government, and mortgage- and asset-backed securities, with select exposure to high yield, emerging market, and convertible debt securities.

Value Opportunities Fund

Seeks long-term growth by investing in U.S. small cap and mid cap value companies that are believed to be undervalued.

Please retain this document for your future reference.